SCHEDULE OF CHANGES IN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BWP (P)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 BWP (P)
IfrsStatementLineItems [Line Items]
Profit for the year | $		$ 143,777			$ (13,311)
Exchange rate strengthened [member]
IfrsStatementLineItems [Line Items]
Profit for the year	$ 79,374	(5,733)	P (85,106)	$ 10,496	11,760	P 1,264
Long-term exposure profit for the year			1,526,423			36,988
Exchange rate weakened [member]
IfrsStatementLineItems [Line Items]
Profit for the year	$ (79,374)	$ 5,733	85,106	$ (10,496)	$ (11,760)	(1,264)
Long-term exposure profit for the year			P (1,526,423)			P (36,988)